Folgers Merger\Rowland Coffee Acquisition	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Mergers [Abstract]
Business Combination Disclosure [Text Block]
Note C — Rowland Coffee Acquisition
On May 16, 2011, the Company completed an acquisition of the coffee brands and business operations of Rowland Coffee Roasters, Inc. (“Rowland Coffee”), a privately-held company headquartered in Miami, Florida, for $362.8 million. The acquisition includes a manufacturing, distribution, and office facility in Miami. The Company utilized cash on hand and borrowed $180.0 million under its revolving credit facility. In addition, the Company incurred one-time costs of $2.4 million to date, that were directly related to the merger and integration of Rowland Coffee, which includes approximately $0.8 million in noncash expense items that were reported in cost of products sold, while the remaining charges were reported in other merger and integration costs in the Condensed Statements of Consolidated Income. Total one-time costs related to the acquisition are estimated to be between $25.0 million and $30.0 million, including approximately $15.0 million of noncash charges associated with consolidating coffee production currently in Miami, into the Company’s existing facilities in New Orleans, Louisiana. The Company expects these costs to be incurred over the next two to four years.
Rowland Coffee is a leading producer of espresso coffee in the U.S., generating total net sales in excess of $110.0 million in calendar 2010. The acquisition strengthens and broadens the Company’s leadership in the U.S. retail coffee category by adding the leading Hispanic brands, Café Bustelo® and Café PilonTM, to the Company’s family of brands.
The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. The Company determined the estimated fair values based on independent appraisals, discounted cash flow analyses, and estimates made by management. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, and as such the excess was allocated to goodwill. The purchase price allocation is preliminary and subject to adjustment following the finalization of the valuation. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Assets acquired:
Current assets	$33,817
Property, plant, and equipment	29,227
Intangible assets	213,500
Goodwill	91,714

Total assets acquired	$368,258

Liabilities assumed:
Current liabilities	$5,412

Total liabilities assumed	$5,412

Net assets acquired	$362,846

Goodwill of $84.9 million and $6.8 million was assigned to the U.S. Retail Coffee and the International, Foodservice, and Natural Foods segments, respectively, all of which is deductible for tax purposes.
The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147,800
Trademark (10-year useful life)	1,600
Intangible assets with indefinite lives:
Trademarks	$64,100

Total intangible assets	$213,500

The results of operations of the Rowland Coffee business are included in the Company’s consolidated financial statements from the date of acquisition and include $23.2 million of net sales and $1.7 million of total segment profit included in the U.S. Retail Coffee and International, Foodservice, and Natural Foods segment financial results for the three months ended July 31, 2011. Had the acquisition occurred on May 1, 2010, there would not have been a material impact to consolidated results for the three months ended July 31, 2010.

Note C: Folgers Merger
On November 6, 2008, the Company merged The Folgers Coffee Company (“Folgers”), previously a subsidiary of The Procter & Gamble Company (“P&G”), with a wholly-owned subsidiary of the Company. Under the terms of the agreement, P&G distributed the Folgers common shares to electing P&G shareholders in a tax-free transaction, which was immediately followed by the conversion of Folgers common stock into Company common shares. As a result of the merger, Folgers became a wholly-owned subsidiary of the Company. In the merger, P&G shareholders received approximately 63.2 million common shares of the Company valued at approximately $3,366.4 million. The aggregate purchase price was approximately $3,735.8 million. The transaction with Folgers, a leading producer of retail packaged coffee products in the U.S., is consistent with the Company’s strategy to own and market number one brands in North America.
The Folgers purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of the merger. The Company determined the estimated fair values based on independent appraisals, discounted cash flow analyses, quoted market prices, and estimates made by management. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired and the excess was allocated to goodwill.
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the transaction date.

Assets acquired:
Current assets	$300,781
Property, plant, and equipment	316,851
Intangible assets	2,515,000
Goodwill	1,643,636
Other noncurrent assets	4,278

Total assets acquired	$4,780,546

Liabilities assumed:
Current liabilities	$85,795
Deferred tax liabilities	955,235
Other noncurrent liabilities	3,750

Total liabilities assumed	$1,044,780

Net assets acquired	$3,735,766

Folgers goodwill of $1,643.6 million was assigned to the U.S. Retail Coffee and International, Foodservice, and Natural Foods segments. Of the total goodwill, $1,634.3 million is not deductible for tax purposes.
The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer and contractual relationships (20-year weighted-average useful life)	$1,089,000
Technology (14-year weighted-average useful life)	133,000
Intangible assets with indefinite lives	1,293,000

Total intangible assets	$2,515,000

The results of operations of the Folgers business are included in the Company’s consolidated financial statements from the date of the transaction. Had the transaction occurred on May 1, 2008, unaudited, pro forma consolidated results for the year ended April 30, 2009, would have been as follows:

Year Ended April 30, 2009

Net sales	$4,684,746
Net income	359,979
Net income per common share — assuming dilution	3.04

The unaudited, pro forma consolidated results are based on the Company’s historical financial statements and those of the Folgers business and do not necessarily indicate the results of operations that would have resulted had the merger been completed at the beginning of the applicable period presented. The unaudited, pro forma consolidated results do not give effect to the synergies of the merger and are not indicative of the results of operations in future periods.